Other disclosures - Share-based payment schemes - Long-term share-based incentive programme (Details)	1 Months Ended		12 Months Ended
	Feb. 19, 2020	Feb. 28, 2019 kr / shares	Dec. 31, 2020 DKK (kr) shares	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2018 DKK (kr) shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year | shares			1,425,520	4,111,433	1,684,982
Expensed in the Income statement			kr 823,000,000	kr 363,000,000	kr 414,000,000
Outstanding at the end of the year (in shares) | shares			8,676,718	6,879,198	5,584,019	4,933,882
Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement			kr 162,000,000	kr 86,000,000	kr 48,000,000
Long-term share-based incentive programme (Management Board) | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year | shares			370,038	508,398
Total market value at launch (DKK million)			kr 152,000,000	kr 152,000,000
Percent of increase (decrease) in share allocation			30.00%
Vesting period			3 years	3 years
Outstanding at the end of the year (in shares) | shares				1,326,080	1,228,714
Percent of increase (decrease) in share allocation			30.00%
Long-term share-based incentive programme (Management Board) | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year | shares			331,587
Total market value at launch (DKK million)			kr 76,000,000
Long-term share-based incentive programme (Management Board) | Novo Nordisk B Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value per share at launch (DKK per share) | kr / shares		kr 435
Long-term share-based incentive programme (Management Board) | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period			336 days
Percent of pool allocation	47.00%
Long-term share-based incentive programme (Management Board) | Senior Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation	53.00%
Long-term share-based incentive programme (Management Board) | Senior Vice Presidents
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period			249 days
Long-term share-based incentive programme (Management Board) | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed base salary plus pension contribution period			447 days
Long-term share-based incentive programme (management group below Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement			kr 436,000,000	kr 195,000,000	kr 145,000,000
Long-term share-based incentive programme (management group below Senior Management Board) | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year | shares			1,011,692	1,300,333
Total market value at launch (DKK million)			kr 416,000,000	kr 387,000,000
Vesting period			3 years	3 years
Outstanding at the end of the year (in shares) | shares				3,173,185	2,665,226
Long-term share-based incentive programme (management group below Senior Management Board) | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the end of the year (in shares) | shares			635,516
Long-Term Share-Based Incentive Programme - Below Management Board [Member] | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of increase (decrease) in share allocation			30.00%
Percent of increase (decrease) in share allocation			30.00%
Vesting Period 2019 - 2022 | Long-term share-based incentive programme (Management Board) | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement			kr 38,000,000
Vesting Period 2019 - 2022 | Long-term share-based incentive programme (management group below Senior Management Board) | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement			104,000,000
Amortisation Period 2016 - 2019 | Long-term share-based incentive programme (management group below Senior Management Board) | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total market value at launch (DKK million)			kr 162,000,000